Total Capital and Net Income (Loss) Per Common Unit - Additional Information - Net (Loss) Income Per Common Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earning Per Share [Line Items]
Limited partners' interest in net income (loss)	$ 34,608	$ (70,826)	$ (90,928)	$ (1,254)
Preferred units - periodic accretion	(800)		(826)
Deemed contribution on exchange of Series C Preferred Units			(20,644)
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	$ 33,782	$ (70,826)	$ (108,484)	$ (1,254)
Weighted average number of common units	139,057,659	102,009,737	118,046,087	95,640,284
Dilutive effect of unit based compensation, Series D Preferred Units and Warrants	18,856,618	0	0	0
Common units and common unit equivalents	157,914,277	102,009,737	118,046,087	95,640,284
Limited partner's interest in net income (loss) per common unit
- basic (usd per share)	$ 0.24	$ (0.69)	$ (0.92)	$ (0.01)
- diluted (usd per share)	$ 0.24	$ (0.69)	$ (0.92)	$ (0.01)
Distributions payable and paid on the preferred units	$ 12,400	$ 10,300	$ 33,400	$ 17,900
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,600,000	9,700,000	39,000,000	3,300,000
Below cash distribution per unit	$ 0.35		$ 0.35
Exceeded cash distributions per unit		$ 0.4025		$ 0.4025
Limited Partner [Member]
Earning Per Share [Line Items]
Limited partners' interest in net income (loss)	$ 34,608	$ (70,826)	$ (90,928)	$ (1,254)
Preferred units - periodic accretion	(826)	0	(826)	0
Additional consideration for induced conversion of Series C Preferred Units	0	0	(36,961)	0
Limited partners' interest in net income (loss) for basic net income (loss) per common unit	33,782	(70,826)	(108,484)	(1,254)
Limited partners' interest in diluted net income (loss)	37,181	(70,826)	(108,484)	(1,254)
Series D Preferred Stock [Member] | Limited Partner [Member]
Earning Per Share [Line Items]
Preferred units - periodic accretion	(826)	0	0	0
Series D Preferred Units - cash distributions	$ 2,573	0	$ 0	0
Warrant [Member]
Limited partner's interest in net income (loss) per common unit
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	2,300,000		6,800,000
Common Stock Including Additional Paid in Capital [Member] | Limited Partner [Member]
Earning Per Share [Line Items]
Deemed contribution on exchange of Series C Preferred Units	$ 0	$ 0	$ (20,231)	$ 0